Partners' Capital - Distributions to Unitholders (Table) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares
Minimum Quarterly Distribution | Common Unitholders
Marginal percentage interest in distributions	98.00%
Minimum Quarterly Distribution | General Partner
Marginal percentage interest in distributions	2.00%
First Target Distribution | Common Unitholders
Marginal percentage interest in distributions	98.00%
First Target Distribution | General Partner
Marginal percentage interest in distributions	2.00%
Second Target Distribution | Common Unitholders
Marginal percentage interest in distributions	85.00%
Second Target Distribution | General Partner
Marginal percentage interest in distributions	15.00%
Third Target Distribution | Common Unitholders
Marginal percentage interest in distributions	75.00%
Third Target Distribution | General Partner
Marginal percentage interest in distributions	25.00%
Thereafter | Common Unitholders
Marginal percentage interest in distributions	65.00%
Thereafter | General Partner
Marginal percentage interest in distributions	35.00%
Minimum | Minimum Quarterly Distribution | Total Quarterly Distribution Target Amount per Unit
Distribution target amount per unit	$ 1.6275
Minimum | Second Target Distribution | Total Quarterly Distribution Target Amount per Unit
Distribution target amount per unit	1.6975
Minimum | Third Target Distribution | Total Quarterly Distribution Target Amount per Unit
Distribution target amount per unit	1.8725
Minimum | Thereafter | Total Quarterly Distribution Target Amount per Unit
Distribution target amount per unit	2.0475
Maximum | First Target Distribution | Total Quarterly Distribution Target Amount per Unit
Distribution target amount per unit	1.6975
Maximum | Second Target Distribution | Total Quarterly Distribution Target Amount per Unit
Distribution target amount per unit	1.8725
Maximum | Third Target Distribution | Total Quarterly Distribution Target Amount per Unit
Distribution target amount per unit	$ 2.0475